FINANCIAL INSTRUMENTS (Tables) - Other Derivatives	12 Months Ended
Jan. 01, 2022
Fair value and balance sheet locations of derivatives
The following table shows the fair value and balance sheet locations of other derivatives as of January 1, 2022 and January 2, 2021:

	Asset			Liability
(In millions)	Balance Sheet Location	2021	2020	Balance Sheet Location	2021	2020
Foreign exchange contracts	Other current assets	$6.3	$5.1	Other current liabilities	$2.9	$8.4
Commodity contracts	Other current assets	–	.1	Other current liabilities	–	.1
		$6.3	$5.2		$2.9	$8.5

Components of the net gains (losses) recognized in income related to other derivative instruments, which are not designated as hedging instruments
The following table shows the components of the net gains (losses) recognized in income related to these derivative instruments:

(In millions)	Statements of Income Location	2021	2020	2019
Foreign exchange contracts	Cost of products sold	$1.4	$1.9	$(1.5)
Foreign exchange contracts	Marketing, general and administrative expense	21.0	(14.2)	3.5
		$22.4	$(12.3)	$2.0